Schedule of Investments (unaudited) April 30, 2019	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI EAFE ETF(a)	44,986,114	$3,003,321,587

Total Investment Companies — 100.4% (Cost: $2,941,881,344)		3,003,321,587

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(a)(b)	7,966,812	7,966,812

Total Short-Term Investments — 0.2% (Cost: $7,966,812)		7,966,812

Total Investments in Securities — 100.6% (Cost: $2,949,848,156)		3,011,288,399

Other Assets, Less Liabilities — (0.6)%		(19,265,022)

Net Assets — 100.0%		$2,992,023,377

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	215,792	7,751,020	(a)	—	7,966,812	$7,966,812	$65,466	$—	$—
iShares MSCI EAFE ETF	50,168,476	6,629,821		(11,812,183)	44,986,114	3,003,321,587	31,683,378	(15,231,763)	(126,328,875)

						$3,011,288,399	$31,748,844	$(15,231,763)	$(126,328,875)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	441,000	USD	309,298	SSB	05/03/19	$1,593
CHF	511,584,000	USD	501,793,768	MS	05/03/19	276,010
DKK	512,000	USD	76,371	CITI	05/03/19	555
DKK	340,670,000	USD	50,911,826	HSBC	05/03/19	272,938
EUR	796,199,000	USD	888,088,327	MS	05/03/19	4,928,925
EUR	1,275,000	USD	1,419,951	SSB	05/03/19	10,090
GBP	1,559,000	USD	2,017,588	NAB	05/03/19	15,458
GBP	374,875,000	USD	484,552,554	RBS	05/03/19	4,310,785
GBP	587,000	USD	756,999	SSB	05/03/19	8,490
HKD	862,531,000	USD	109,940,984	MS	05/03/19	8,409
ILS	28,847,000	USD	7,975,760	CITI	05/03/19	42,363
ILS	140,000	USD	38,642	HSBC	05/03/19	272
ILS	123,000	USD	34,148	SSB	05/03/19	40
NOK	277,000	USD	31,945	BNP	05/03/19	161
NOK	179,764,000	USD	20,704,461	HSBC	05/03/19	131,823

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	10,268,000	USD	6,846,027	CITI	05/03/19	$12,088
NZD	42,000	USD	27,951	NAB	05/03/19	102
NZD	16,000	USD	10,597	SSB	05/03/19	90
SEK	706,665,000	USD	74,362,620	HSBC	05/03/19	45,492
SEK	1,153,000	USD	120,892	SSB	05/03/19	513
SGD	51,653,000	USD	37,935,294	HSBC	05/03/19	42,060
SGD	83,000	USD	60,894	NAB	05/03/19	131
USD	202,918	AUD	283,000	BNP	05/03/19	3,412
USD	3,163,588	AUD	4,451,000	JPM	05/03/19	25,779
USD	197,831,292	AUD	278,840,000	SSB	05/03/19	1,258,210
USD	1,940,160	AUD	2,731,000	WBC	05/03/19	14,894
USD	259,123,007	CHF	257,277,000	MS	05/03/19	6,630,736
USD	2,512,552	DKK	16,658,000	CITI	05/03/19	9,732
USD	49,846,134	DKK	329,833,000	SSB	05/03/19	289,600
USD	24,827,533	EUR	22,054,000	BNP	05/03/19	91,754
USD	886,190,458	EUR	787,156,000	NAB	05/03/19	3,315,840
USD	1,332,035	EUR	1,181,000	SSB	05/03/19	7,424
USD	12,034,002	GBP	9,221,000	CITI	05/03/19	9,170
USD	503,376	GBP	384,000	HSBC	05/03/19	2,613
USD	485,821,183	GBP	368,591,000	NAB	05/03/19	5,152,622
USD	109,986,454	HKD	862,531,000	MS	05/03/19	37,061
USD	8,393	ILS	30,000	SSB	05/03/19	55
USD	372,967	NOK	3,208,000	BOA	05/03/19	1,131
USD	21,321	NOK	181,000	CITI	05/03/19	341
USD	29,988	NOK	258,000	SSB	05/03/19	84
USD	63,372	NZD	93,000	CITI	05/03/19	1,256
USD	6,761	NZD	10,000	RBS	05/03/19	82
USD	6,645,137	NZD	9,752,000	SSB	05/03/19	131,664
USD	401,241	NZD	588,000	UBS	05/03/19	8,509
USD	76,118,491	SEK	707,397,000	BNP	05/03/19	1,633,303
USD	1,269,286	SEK	11,746,000	BOA	05/03/19	32,494
USD	78,697	SEK	728,000	CITI	05/03/19	2,042
USD	38,587,816	SGD	52,279,000	BOA	05/03/19	150,201
USD	39,953	SGD	54,000	CITI	05/03/19	250
USD	183,870	SGD	249,000	HSBC	05/03/19	795
JPY	75,972,365,000	USD	679,921,842	HSBC	05/08/19	2,426,613
JPY	311,808,000	USD	2,798,352	MS	05/08/19	2,163
JPY	507,324,000	USD	4,544,481	RBS	05/08/19	12,067
USD	5,594,338	JPY	617,507,000	BNP	05/08/19	48,177
USD	704,453,567	JPY	77,470,704,000	SSB	05/08/19	8,647,728
USD	198,643,129	AUD	281,436,000	SSB	06/04/19	85,428
USD	1,298,106	CHF	1,318,000	MS	06/04/19	570
USD	423,602	DKK	2,809,000	NSI	06/04/19	310
USD	4,828,507	EUR	4,290,000	CITI	06/04/19	3,507
USD	2,506,693	GBP	1,918,000	BNP	06/04/19	1,230
USD	108,097,784	HKD	847,505,000	MS	06/04/19	9,352
USD	36,008	NOK	310,000	CITI	06/04/19	29
USD	85,601	NZD	128,000	RBS	06/04/19	60
USD	488,495	SEK	4,620,000	SSB	06/04/19	762

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	766,072	SGD	1,041,000	CITI	06/04/19	$280

						40,157,718

AUD	9,000	USD	6,419	NAB	05/03/19	(74)
AUD	2,987,000	USD	2,128,036	RBS	05/03/19	(22,299)
AUD	281,436,000	USD	198,484,034	SSB	05/03/19	(80,856)
AUD	142,000	USD	100,441	TDB	05/03/19	(336)
AUD	1,290,000	USD	916,315	UBS	05/03/19	(6,907)
CHF	2,970,000	USD	2,973,815	MS	05/03/19	(59,050)
DKK	173,000	USD	26,027	BNP	05/03/19	(35)
DKK	1,539,000	USD	231,520	CITI	05/03/19	(289)
DKK	1,031,000	USD	155,854	HSBC	05/03/19	(949)
DKK	2,566,000	USD	387,179	SSB	05/03/19	(1,644)
EUR	859,000	USD	972,287	BNP	05/03/19	(8,832)
EUR	2,482,000	USD	2,800,612	HSBC	05/03/19	(16,800)
EUR	2,056,000	USD	2,318,442	NAB	05/03/19	(12,431)
EUR	4,202,000	USD	4,719,715	RBS	05/03/19	(6,749)
EUR	3,318,000	USD	3,729,409	UBS	05/03/19	(7,938)
GBP	1,540,000	USD	2,010,214	BNP	05/03/19	(1,946)
GBP	12,000	USD	15,828	CITI	05/03/19	(179)
GBP	387,000	USD	507,349	HSBC	05/03/19	(2,674)
GBP	189,000	USD	248,302	MS	05/03/19	(1,833)
GBP	963,000	USD	1,258,665	NAB	05/03/19	(2,845)
GBP	1,162,000	USD	1,518,274	SSB	05/03/19	(2,944)
GBP	190,000	USD	249,819	TDB	05/03/19	(2,046)
HKD	862,531,000	USD	109,965,728	MS	05/03/19	(16,335)
ILS	75,000	USD	20,989	CITI	05/03/19	(142)
ILS	119,000	USD	33,349	HSBC	05/03/19	(272)
ILS	1,000	USD	278	RBS	05/03/19	—
ILS	118,000	USD	33,008	SSB	05/03/19	(209)
NOK	89,000	USD	10,381	BNP	05/03/19	(65)
NOK	1,279,000	USD	149,829	CITI	05/03/19	(1,581)
NOK	1,460,000	USD	170,294	SSB	05/03/19	(1,067)
NZD	25,000	USD	16,830	NAB	05/03/19	(132)
NZD	72,000	USD	48,508	RBS	05/03/19	(419)
NZD	15,000	USD	10,142	SSB	05/03/19	(124)
NZD	5,000	USD	3,407	TDB	05/03/19	(68)
SEK	23,000	USD	2,490	BNP	05/03/19	(68)
SEK	3,110,000	USD	336,400	CITI	05/03/19	(8,933)
SEK	8,920,000	USD	958,957	SSB	05/03/19	(19,728)
SGD	381,000	USD	281,215	CITI	05/03/19	(1,089)
SGD	55,000	USD	40,667	HSBC	05/03/19	(229)
SGD	26,000	USD	19,192	RBS	05/03/19	(75)
SGD	384,000	USD	283,359	SSB	05/03/19	(1,027)
USD	252,479,882	CHF	257,277,000	MS	05/03/19	(12,389)
USD	4,258,580	GBP	3,268,000	BOA	05/03/19	(3,122)
USD	109,940,985	HKD	862,531,000	MS	05/03/19	(8,409)
USD	63,772	ILS	231,000	JPM	05/03/19	(435)
USD	8,044,144	ILS	29,162,000	UBS	05/03/19	(61,534)
USD	20,769,220	NOK	179,222,000	HSBC	05/03/19	(4,242)

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	983,533,000	USD	8,899,985	JPM	05/08/19	$(66,349)
JPY	233,730,000	USD	2,107,744	NAB	05/08/19	(8,490)
JPY	2,491,000	USD	22,406	RBS	05/08/19	(33)
JPY	76,960,000	USD	692,924	TDB	05/08/19	(1,705)
AUD	493,000	USD	348,242	SSB	06/04/19	(423)
USD	9,667,103	AUD	13,724,000	BNP	06/04/19	(15,403)
USD	260,995,179	CHF	265,393,000	MS	06/04/19	(277,293)
USD	710,227	DKK	4,717,000	BOA	06/04/19	(585)
USD	51,062,443	DKK	340,670,000	HSBC	06/04/19	(273,603)
USD	60,947,802	EUR	54,235,000	CITI	06/04/19	(50,772)
USD	890,535,046	EUR	796,199,000	MS	06/04/19	(4,956,859)
USD	485,373,155	GBP	374,875,000	RBS	06/04/19	(4,322,117)
USD	20,310,756	GBP	15,553,000	SSB	06/04/19	(5,964)
USD	5,542,858	HKD	43,466,000	MS	06/04/19	(674)
USD	731,612	ILS	2,629,000	BNP	06/04/19	(648)
USD	7,992,400	ILS	28,847,000	CITI	06/04/19	(42,398)
USD	16,707	ILS	60,000	HSBC	06/04/19	(5)
USD	679,641,819	JPY	75,777,120,000	HSBC	06/04/19	(2,455,060)
USD	29,083,937	JPY	3,232,380,000	JPM	06/04/19	(11,868)
USD	2,599,890	JPY	288,847,000	SSB	06/04/19	(125)
USD	446,135	NOK	3,853,000	BOA	06/04/19	(1,048)
USD	20,731,541	NOK	179,764,000	HSBC	06/04/19	(132,043)
USD	291,602	NZD	437,000	BOA	06/04/19	(441)
USD	6,849,904	NZD	10,268,000	CITI	06/04/19	(12,098)
USD	74,556,390	SEK	706,665,000	HSBC	06/04/19	(46,179)
USD	7,135,356	SEK	67,659,000	JPM	06/04/19	(7,399)
USD	2,926,111	SGD	3,981,000	CITI	06/04/19	(2,435)
USD	37,954,918	SGD	51,653,000	HSBC	06/04/19	(42,616)

						(13,115,983)

	Net unrealized appreciation					$27,041,735

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,003,321,587	$—	$—	$3,003,321,587
Money Market Funds	7,966,812	—	—	7,966,812

	$3,011,288,399	$—	$—	$3,011,288,399

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$40,157,718	$—	$40,157,718
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13,115,983)	—	(13,115,983)

	$—	$27,041,735	$—	$27,041,735

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

NSI	Nomura Securities International Inc.

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

UBS	UBS AG

WBC	Westpac Banking Corp.

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

5